Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $)	12 Months Ended
Dec. 31, 2011
Subordinated Debentures
Subordinated Borrowing [Line Items]
Subordinated debentures issuance and sale	$ 3,500,000
Interest, variable rate	1.62%
Subordinated debentures accrue interest, variable rate	Subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly
Subordinated Borrowing, Interest Rate	2.17%
Debentures maturity date	Sep. 21, 2037
Redemption price of subordinated debenture	1,000